Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments Accounted For Using Equity Method
Balance at the beginning of year	$ 140,926,012	$ 138,114,480
Other payments to acquire interests in joint ventures	7,086,899	36,465,915
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(19,217,758)	(10,978,068)	$ 226,026
Dividends received	(908,640)	(4,164,922)
Others	21,706,667	(18,511,393)
Total	$ 149,593,180	$ 140,926,012	$ 138,114,480